Summarized Segment Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Retail business banking INR	Mar. 31, 2010 Retail business banking INR	Mar. 31, 2009 Retail business banking INR	Mar. 31, 2011 Wholesale Banking INR	Mar. 31, 2010 Wholesale Banking INR	Mar. 31, 2009 Wholesale Banking INR	Mar. 31, 2011 Treasury Services INR	Mar. 31, 2010 Treasury Services INR	Mar. 31, 2009 Treasury Services INR
Segment Reporting Information [Line Items]
Net interest income (External)	$ 2,433.6	108,402.3	80,931.3	72,881.9	57,723.7	39,284.6	35,404.3	50,959.5	41,715.4	34,197.8	(280.9)	(68.7)	3,279.8
Net interest income (Internal)					30,895.4	31,570.0	23,609.6	(32,113.5)	(31,547.8)	(23,304.1)	1,218.1	(22.2)	(305.5)
Net interest revenue	2,433.6	108,402.3	80,931.3	72,881.9	88,619.1	70,854.6	59,013.9	18,846.0	10,167.6	10,893.7	937.2	(90.9)	2,974.3
Less: Provision for credit losses	216.0	9,621.9	18,193.9	20,394.9	5,585.5	16,586.3	18,277.5	4,036.4	1,607.6	2,117.4
Net interest revenue after provision for credit losses	2,217.6	98,780.4	62,737.4	52,487.0	83,033.6	54,268.3	40,736.4	14,809.6	8,560.0	8,776.3	937.2	(90.9)	2,974.3
Non-interest revenue	1,051.1	46,815.4	42,899.7	33,603.0	39,287.4	30,417.4	26,353.4	6,342.3	5,565.6	6,375.6	1,185.7	6,916.7	874.0
Non-interest expense	(1,849.2)	(82,370.2)	(68,410.9)	(63,154.9)	(70,459.0)	(59,620.7)	(54,559.5)	(10,851.2)	(8,016.4)	(7,887.5)	(1,060.0)	(773.8)	(707.9)
Income before income tax	1,419.5	63,225.6	37,226.2	22,935.1	51,862.0	25,065.0	12,530.3	10,300.7	6,109.2	7,264.4	1,062.9	6,052.0	3,140.4
Segment assets:
Segment average total assets	$ 57,475.4	2,559,956.3	2,013,129.8	1,851,879.6	1,191,386.4	935,427.3	850,977.7	1,287,233.9	1,023,020.0	911,206.8	81,336.0	54,682.5	89,695.1